Derivative Instruments ( Table)	12 Months Ended
Jan. 31, 2014
Derivative Instruments
Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location

The Company estimated the fair value of the conversion feature on the date of grant using the Black-Scholes Option Pricing Model with the following weighted-average assumptions:

January 2, 2014

Expected life (year)	.67
Expected volatility (*)	190.12%
Expected annual rate of quarterly dividends	0.00%
Risk-free rate(s)	0.11%

Schedule of Derivative Assets at Fair Value

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet at January 31, 2014:

		Fair Value Measurement Using
	Carrying Value	Level 1	Level 2	Level 3	Total

Derivative conversion features	$214,050	$-	$-	$214,050	$214,050

Schedule of Price Risk Derivatives

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended January 31, 2014:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, January 31, 2013	$-	$-
Purchases, issuances and settlements	268,563	268,563
Total (gains) or losses (realized/unrealized) included in consolidated statements of operations	(54,513)	(54,513)
Transfers in and/or out of Level 3	-	-

Balance, January 31, 2014	$214,050	$214,050